UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2003
                                              ---------------------------------

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Krevlin Advisors, LLC
           --------------------------------------------
Address:          650 Madison Avenue, 26th Floor
           --------------------------------------------
                  New York, New York 10022
           --------------------------------------------

           --------------------------------------------


Form 13F File Number: 28- 10404
                         ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Glenn J. Krevlin
           --------------------------------------------
Title:            Managing Member
           --------------------------------------------
Phone:            (212) 610-9055
           --------------------------------------------

Signature, Place, and Date of Signing:


           --------------------   ---------------------   ---------------------
               [Signature]            [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number        Name

28-
   -------------------      ----------------------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           2
                                        -----------------
Form 13F Information Table Entry Total:      64
                                        -----------------
Form 13F Information Table Value Total:      428,358
                                        -----------------
                                           (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.         Form 13F File Number        Name

      01          28- N/A                      GJK Capital Management, LLC
      --------        -------------------     ----------------------------------

      02          28- N/A                      Glenhill Overseas Management, LLC
      --------        -------------------     ----------------------------------

                           FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5            COLUMN 6   COLUMN 7         COLUMN 8
        --------             --------    --------    --------         --------            --------   --------         --------
                                                                                                                   Voting Authority
     Name of Issuer          Title of     CUSIP       Value    Shares or   Sh/Prn  Put/  Investment    Other      Sole  Shared  None
                               Class                 (x$1000)   Prn Amt            Call  Discretion  Managers
Abercrombie & Fitch Co-Cl A     COM    002896 20 7    11,084    400,000      Sh             Sole                 400,000
October 03 Calls On Anf Us      COM    002896 9J F        88      3,500      Sh    Call     Sole                   3,500
November 03 Calls On Anf Us     COM    002896 9K E       340      1,000      Sh    Call     Sole                   1,000
Anntaylor Stores Corp           COM    036115 10 3    20,759    645,900      Sh             Sole                 645,900
Administaff Inc                 COM    007094 10 5     2,911    327,400      Sh             Sole                 327,400
Bed Bath & Beyond Inc           COM    075896 10 0     9,556    249,700      Sh             Sole                 249,700
Bally Total Fitness Hldgs       COM    05873K 10 8     1,413    163,381      Sh             Sole                 163,381
Sotheby'S Holdings  -Cl A       COM    835898 10 7     6,172    570,400      Sh             Sole                 570,400
Charter Communications-Cl A     COM    16117M 10 7       215     52,281      Sh             Sole                  52,281
Checkpoint Systems Inc          COM    162825 10 3     2,594    164,200      Sh             Sole                 164,200
Clean Harbors Inc               COM    184496 10 7     1,447    340,400      Sh             Sole                 340,400
Casual Male Retail Group Inc    COM    148711 10 4     9,444  1,277,900      Sh             Sole               1,277,900
Costco Wholesale Corp           COM    22160K 10 5     6,230    200,000      Sh             Sole                 200,000
Cree Inc                        COM    225447 10 1     6,686    361,000      Sh             Sole                 361,000
Dick'S Sporting Goods Inc       COM    253393 10 2     6,841    183,200      Sh             Sole                 183,200
Electronic Arts Inc             COM    285512 10 9    13,827    150,000      Sh             Sole                 150,000
January 04 Puts On Erts Us      COM    285512 8M O       233      1,500      Sh     Put     Sole                   1,500
Family Dollar Stores            COM    307000 10 9    10,491    263,000      Sh             Sole                 263,000
Fleming Companies Inc           COM    339130 10 6        32  1,103,200      Sh             Sole               1,103,200
October 03 Puts On Ifin Us      COM    461915 8V E         3        540      Sh     Put     Sole                     540
Guess? Inc                      COM    401617 10 5    12,197  1,370,400      Sh             Sole               1,370,400
General Motors-Hughes Electr    COM    370442 83 2     3,506    245,000      Sh             Sole                 245,000
Hunter Douglas Nv               COM      5291810      11,869    339,874      Sh             Sole                 339,874

Interdigital Comm Corp          COM    45866A 10 5     2,630    175,000      Sh             Sole                 175,000
Intergraph Corp                 COM    458683 10 9     8,902    379,300      Sh             Sole                 379,300
Information Resources Inc       COM    456905 10 8     4,261    926,357      Sh             Sole                 926,357
November 03 Puts On Iwm Us      COM    464287 8W S       990      3,000      Sh     Put     Sole                   3,000
J. Jill Group Inc               COM    466189 10 7       753     65,100      Sh             Sole                  65,100
Laidlaw International           COM    50730R 10 2    17,596  1,786,372      Sh             Sole               1,786,372
Longs Drug Stores Corp          COM    543162 10 1     1,814     90,100      Sh             Sole                  90,100
Level 3 Communications Inc      COM    52729N 10 0     2,262    417,260      Sh             Sole                 417,260
Leap Wireless Intl Inc          COM    521863 10 0         3    104,789      Sh             Sole                 104,789
Magna Entertainment -Cl A       COM    559211 10 7     4,989  1,213,800      Sh             Sole               1,213,800
M & F Worldwide Corp            COM    552541 10 4     8,232    854,800      Sh             Sole                 854,800
Mi Developments Inc-Cl A        COM    55304X 10 4     6,885    300,000      Sh             Sole                 300,000
Marvel Enterprises Inc          COM    57383M 10 8     5,340    240,000      Sh             Sole                 240,000
Moore Wallace Inc               COM    615857 10 9    18,055  1,271,500      Sh             Sole               1,271,500
Newhall Land & Farming Co-Lp    COM    651426 10 8     4,006    101,400      Sh             Sole                 101,400
Nautilus Group Inc              COM    63910B 10 2     2,059    163,128      Sh             Sole                 163,128
Wild Oats Markets Inc           COM    96808B 10 7     2,130    194,900      Sh             Sole                 194,900
Orthodontic Centers Of Amer     COM    68750P 10 3       985    125,000      Sh             Sole                 125,000
Office Depot Inc                COM    676220 10 6    11,404    811,700      Sh             Sole                 811,700
Opinion Research Corp           COM    683755 10 2     1,377    225,800      Sh             Sole                 225,800
Overstock.Com Inc               COM    690370 10 1     9,786    657,139      Sh             Sole                 657,139
Omnivision Technologies         COM    682128 10 3    20,641    489,000      Sh             Sole                 489,000
Oxford Industries Inc           COM    691497 30 9     1,541     24,000      Sh             Sole                  24,000
Pep Boys-Manny Moe & Jack       COM    713278 10 9    26,099  1,705,800      Sh             Sole               1,705,800
Pathmark Stores Inc             COM    70322A 10 1     7,851  1,126,360      Sh             Sole               1,126,360
November 03 Puts On Qqq Us      COM    631100 8W F     2,600     20,000      Sh     Put     Sole                  20,000
Royal Caribbean Cruises Ltd     COM      2754907      12,149    432,200      Sh             Sole                 432,200
Reader'S Digest Association     COM    755267 10 1    21,798  1,558,100      Sh             Sole               1,558,100
Restoration Hardware Inc        COM    760981 10 0     5,361    918,000      Sh             Sole                 918,000

Resortquest Intl Inc            COM    761183 10 2     6,190    937,900      Sh             Sole                 937,900
Schindler Holding-Part Cert     COM      7337507       3,211     14,957      Sh             Sole                  14,957
Sharper Image Corp              COM    820013 10 0     1,273     55,000      Sh             Sole                  55,000
Sola International Inc          COM    834092 10 8    16,451  1,028,170      Sh             Sole               1,028,170
Supervalu Inc                   COM    868536 10 3    11,078    464,300      Sh             Sole                 464,300
December 03 Puts On Spx         COM       SXB+XS         388        100      Sh     Put     Sole                     100
Tyco International Ltd          COM    902124 10 6    24,673  1,207,700      Sh             Sole               1,207,700
January 04 Puts On Tyc Us       COM    902124 8M C        75      5,000      Sh     Put     Sole                   5,000
Us Airways Group Inc/Old        COM    911905 10 7         -    298,542      Sh             Sole                 298,542
United Natural Foods Inc        COM    911163 10 3     5,310    160,000      Sh             Sole                 160,000
Worldcom Inc-Worldcom Group     COM    98157D 10 6       213  3,320,440      Sh             Sole               3,320,440
Yellow Corp                     COM    985509 10 8     9,059    303,800      Sh             Sole                 303,800